Shareholders' Equity - Summary of Issued Share Capital and Reserves Attributable to Shareholders (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of issued share capital and reserves attributable to shareholders [line items]
Share capital - par value	€ 320	€ 323
Share premium	7,160	7,213		€ 7,487	€ 7,731
Total share capital	320	323		322
Treasury shares	(181)	(281)		(337)
Revaluation reserves	7,480	5,873
Other reserves	(553)	456		149	(390)
Group equity	24,661	24,433	€ 22,531	22,531	€ 24,079
Shareholders of Aegon NV [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Share capital - par value	320	323		322
Share premium	7,160	7,213		7,487
Total share capital	7,480	7,536		7,808
Retained earnings	10,327	10,655		9,985
Treasury shares	(181)	(281)		(337)
Total retained earnings	10,145	10,374		9,648
Revaluation reserves	7,480	5,873		3,435
Remeasurement of defined benefit plans	(2,534)	(2,397)		(1,850)
Other reserves	(553)	456		149
Group equity	€ 22,018	€ 21,842		€ 19,189